Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
U.K. R&D tax credit	$22,403	$15,232
Prepaid research and development	3,109	3,473
Prepaid insurance	1,835	1,151
VAT recoverable	627	771
Other current assets	3,525	2,615
	$31,499	$23,242